United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2018

Date of Reporting Period: Quarter ended 08/31/2018

Item 1.	Schedule of Investments

Federated Strategic Income Fund
Portfolio of Investments
August 31, 2018 (unaudited)
Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—4.4%
		Basic Industry - Chemicals—0.3%
$135,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/01/2044	$142,777
1,250,000		Reliance Industries Ltd., Bond, Series 144A, 8.250%, 01/15/2027	1,557,637
		TOTAL	1,700,414
		Basic Industry - Metals & Mining—0.0%
200,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 04/16/2040	237,092
		Basic Industry - Paper—0.0%
250,000	[1,2,3]	Pope & Talbot, Inc., 8.375%, 12/01/2099	0
		Capital Goods - Aerospace & Defense—0.2%
250,000		Airbus Group SE, Sr. Unsecd. Note, Series 144A, 3.150%, 04/10/2027	241,538
400,000		Arconic, Inc., Sr. Unsecd. Note, 5.400%, 04/15/2021	412,164
160,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series 144A, 3.483%, 12/01/2027	152,352
200,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 03/01/2025	192,750
185,000		Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 01/15/2028	175,660
200,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	203,646
		TOTAL	1,378,110
		Capital Goods - Building Materials—0.0%
50,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/01/2024	47,260
90,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/01/2027	83,111
		TOTAL	130,371
		Capital Goods - Construction Machinery—0.0%
120,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	115,470
		Capital Goods - Diversified Manufacturing—0.0%
300,000		Parker-Hannifin Corp., Sr. Unsecd. Note, 3.250%, 03/01/2027	291,956
		Communications - Cable & Satellite—0.1%
190,000		Charter Communications Operating LLC, 5.375%, 05/01/2047	177,843
200,000		Comcast Corp., Sr. Unsecd. Note, 3.150%, 02/15/2028	187,671
300,000		Comcast Corp., Sr. Unsecd. Note, 3.300%, 02/01/2027	288,236
		TOTAL	653,750
		Communications - Media & Entertainment—0.1%
300,000		21st Century Fox America, Inc., 3.000%, 09/15/2022	295,855
165,000		CBS Corp., Sr. Unsecd. Note, 3.375%, 02/15/2028	151,613
		TOTAL	447,468
		Communications - Telecom Wireless—0.1%
250,000		American Tower Corp., Sr. Unsecd. Note, 5.000%, 02/15/2024	262,748
140,000		Bell Canada, Sr. Unsecd. Note, 4.464%, 04/01/2048	140,998
130,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 05/30/2025	129,907
		TOTAL	533,653
		Communications - Telecom Wirelines—0.1%
300,000		AT&T, Inc., Sr. Unsecd. Note, 4.250%, 03/01/2027	296,493
200,000		AT&T, Inc., Sr. Unsecd. Note, Series 144A, 5.300%, 08/15/2058	190,358
180,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 03/08/2047	177,746
227,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 03/15/2055	210,493
		TOTAL	875,090

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—0.1%
$200,000	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.850%, 01/06/2022	$195,658
200,000	Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	166,014
250,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 04/01/2045	231,594
120,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.700%, 01/11/2023	117,221
	TOTAL	710,487
	Consumer Cyclical - Retailers—0.1%
300,000	Advance Auto Parts, Inc., 4.500%, 12/01/2023	307,606
185,000	AutoZone, Inc., Sr. Unsecd. Note, 3.750%, 06/01/2027	179,773
175,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 03/25/2048	178,031
100,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 05/15/2023	99,359
	TOTAL	764,769
	Consumer Cyclical - Services—0.2%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	198,076
250,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 08/22/2027	241,724
200,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 04/01/2027	198,408
200,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.750%, 08/01/2028	201,766
80,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 09/15/2027	75,333
200,000	Visa, Inc., Sr. Unsecd. Note, 2.800%, 12/14/2022	197,270
	TOTAL	1,112,577
	Consumer Non-Cyclical - Food/Beverage—0.3%
200,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 04/15/2048	197,224
80,000	General Mills, Inc., Sr. Unsecd. Note, 4.700%, 04/17/2048	78,406
300,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 06/27/2024	296,752
140,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 06/01/2046	122,799
90,000	Maple Escrow Subsidiary, Sr. Unsecd. Note, Series 144A, 4.417%, 05/25/2025	91,268
140,000	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.000%, 10/28/2021	134,108
250,000	PepsiCo, Inc., 2.750%, 04/30/2025	241,739
130,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 2.650%, 10/03/2021	124,282
300,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 06/15/2022	309,315
	TOTAL	1,595,893
	Consumer Non-Cyclical - Health Care—0.0%
200,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 07/15/2023	200,869
	Consumer Non-Cyclical - Pharmaceuticals—0.1%
100,000	Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	109,086
200,000	Bayer US Finance II LLC, Sr. Unsecd. Note, Series 144A, 4.250%, 12/15/2025	200,601
200,000	Celgene Corp., Sr. Unsecd. Note, 4.350%, 11/15/2047	183,355
200,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/01/2026	166,052
	TOTAL	659,094
	Consumer Non-Cyclical - Products—0.0%
200,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, Series 144A, 3.000%, 06/26/2027	187,415
	Consumer Non-Cyclical - Supermarkets—0.0%
150,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 02/01/2047	140,049
	Consumer Non-Cyclical - Tobacco—0.0%
190,000	Bat Capital Corp., Sr. Unsecd. Note, Series 144A, 3.557%, 08/15/2027	178,301
100,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 08/04/2041	121,242
	TOTAL	299,543
	Energy - Independent—0.2%
320,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.550%, 03/15/2026	344,388

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Energy - Independent—continued
$200,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 04/15/2024	$198,939
200,000		EOG Resources, Inc., Sr. Unsecd. Note, 4.150%, 01/15/2026	205,826
200,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 06/01/2025	196,827
		TOTAL	945,980
		Energy - Integrated—0.0%
70,000		Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 05/10/2046	68,874
		Energy - Midstream—0.2%
300,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	309,725
250,000		Enterprise Products Operating LLC, 3.900%, 02/15/2024	252,991
200,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 03/01/2041	221,711
200,000		ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 07/15/2028	202,224
115,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 05/25/2027	109,719
		TOTAL	1,096,370
		Financial Institution - Banking—0.9%
195,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 04/01/2022	191,622
300,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.300%, 01/11/2023	297,854
500,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 01/22/2025	494,692
200,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 05/16/2023	194,672
200,000		Citigroup, Inc., Sr. Unsecd. Note, 2.750%, 04/25/2022	195,073
570,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 05/01/2026	546,307
270,000		Citizens Financial Group, Inc., Sub. Note, 4.300%, 12/03/2025	269,329
200,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 04/10/2025	194,128
200,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 03/14/2028	198,676
300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	347,740
200,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.262%, 03/13/2023	197,229
150,000		HSBC USA, Inc., Sr. Unsecd. Note, 3.500%, 06/23/2024	148,490
600,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 02/01/2028	587,028
200,000		Manufacturers & Traders Trust Co,, Sr. Unsecd. Note, Series BKNT, 2.500%, 05/18/2022	194,084
500,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 01/20/2027	481,741
418,186	[3]	Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	255,700
200,000		SunTrust Bank, Sub. Note, 3.300%, 05/15/2026	190,747
350,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	327,297
200,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 05/22/2028	192,928
		TOTAL	5,505,337
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
200,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.300%, 04/01/2027	193,409
		Financial Institution - Finance Companies—0.1%
200,000		Discover Financial Services, Sr. Unsecd. Note, 4.100%, 02/09/2027	194,115
300,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	289,150
		TOTAL	483,265
		Financial Institution - Insurance - Life—0.2%
200,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 02/15/2024	202,756
300,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	306,354
300,000		Mass Mutual Global Funding II, Sr. Secd. Note, Series 144A, 3.600%, 04/09/2024	300,211
150,000		Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 4.900%, 04/01/2077	151,825
180,000		Pacific Life Insurance Co., Sub. Note, Series 144A, 4.300%, 10/24/2067	164,925
		TOTAL	1,126,071

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - P&C—0.1%
$300,000	CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 08/15/2027	$281,825
200,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.250%, 06/15/2023	203,595
	TOTAL	485,420
	Financial Institution - REIT - Apartment—0.0%
195,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 05/15/2027	189,848
	Financial Institution - REIT - Healthcare—0.1%
200,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.750%, 07/01/2027	190,578
100,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 01/15/2028	94,663
100,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 03/15/2027	97,705
	TOTAL	382,946
	Financial Institution - REIT - Office—0.0%
90,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 01/15/2027	87,857
50,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 01/15/2028	48,595
	TOTAL	136,452
	Financial Institution - REIT - Other—0.1%
335,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	340,305
	Financial Institution - REIT - Retail—0.0%
190,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 04/01/2027	183,732
80,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 03/15/2028	79,971
	TOTAL	263,703
	Technology—0.2%
200,000	Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 02/01/2025	197,381
100,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 05/06/2044	105,420
60,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 4.420%, 06/15/2021	61,057
125,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 06/01/2021	120,760
350,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.450%, 12/15/2024	346,252
300,000	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.900%, 04/15/2025	295,719
200,000	Oracle Corp., Sr. Unsecd. Note, 3.250%, 11/15/2027	193,931
80,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 04/01/2026	82,833
	TOTAL	1,403,353
	Transportation - Railroads—0.0%
200,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 4.700%, 05/01/2048	200,482
	Transportation - Services—0.1%
200,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.950%, 03/10/2025	198,158
140,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 03/01/2022	137,069
	TOTAL	335,227
	Utility - Electric—0.4%
400,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, 3.750%, 11/15/2023	406,523
200,000	EDP Finance BV, Sr Unsecured Note, Series 144A, 3.625%, 07/15/2024	193,284
400,000	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 07/22/2067	396,700
200,000	Enel Finance International NV, Sr. Unsecd. Note, Series 144A, 4.750%, 05/25/2047	192,112
300,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	306,447
140,000	Kansas City Power And Light Co., Sr. Unsecd. Note, 4.200%, 03/15/2048	136,963
110,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 02/07/2024	107,110
65,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 05/15/2047	64,425
350,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 01/15/2025	339,441
300,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.200%, 06/15/2022	305,458
250,000	Southern Co., Sr. Unsecd. Note, 3.250%, 07/01/2026	235,579

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$140,000		Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 03/15/2027	$138,834
		TOTAL	2,822,876
		Utility - Natural Gas—0.1%
200,000		Sempra Energy, Sr. Unsecd. Note, 3.400%, 02/01/2028	188,312
120,000		Southern Natural Gas, Sr. Unsecd. Note, Series 144A, 4.800%, 03/15/2047	120,531
		TOTAL	308,843
		TOTAL CORPORATE BONDS (IDENTIFIED COST $28,806,526)	28,322,831
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.7%
		Agency Commercial Mortgage-Backed Securities—0.7%
1,000,000		Federal Home Loan Mortgage Corp., K053, Class A2, 2.995%, 12/25/2025	985,157
1,225,000		Federal Home Loan Mortgage Corp., K054, Class A2, 2.745%, 01/25/2026	1,186,112
2,000,000		FREMF Mortgage Trust 2013-K25, Class B, 3.744%, 11/25/2045	2,005,661
390,000		FREMF Mortgage Trust 2015-K49, Class B, 3.848%, 10/25/2048	381,604
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,664,332)	4,558,534
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.6%
		Commercial Mortgage—1.6%
810,000		Bank 2018-BN12, Class A4, 4.211%, 05/15/2061	846,346
1,500,000		Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 07/15/2051	1,552,503
1,600,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 04/10/2046	1,596,526
2,100,000		Commercial Mortgage Trust 2013-LC6, Class AM, 3.282%, 01/10/2046	2,082,967
1,000,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 02/10/2048	991,887
625,000		Deutsche Bank Commercial Mortgage Trust 2016-C3, Class A5, 2.890%, 08/10/2049	593,917
1,500,000		JPMBB Commercial Mortgage Securities Trust 2013-C15, Class AS, 3.532%, 10/15/2048	1,477,128
1,000,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 03/15/2045	1,015,620
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $10,418,685)	10,156,894
		COMMON STOCKS—2.0%
		Auto Components—0.1%
20,208	[1]	American Axle & Manufacturing Holdings, Inc.	357,884
18,076		Goodyear Tire & Rubber Co.	410,144
1,720		Lear Corp.	278,984
		TOTAL	1,047,012
		Chemicals—0.1%
12,145	[1]	Axalta Coating Systems Ltd.	370,423
		Commercial Services & Supplies—0.1%
6,730		Multi-Color Corp.	415,578
		Containers & Packaging—0.3%
27,210		Ardagh Group SA	435,904
9,080	[1]	Crown Holdings, Inc.	388,715
30,058		Graphic Packaging Holding Co.	427,425
24,046	[1]	Owens-Illinois, Inc.	424,893
7,018		WestRock Co.	386,551
		TOTAL	2,063,488
		Electronic Equipment Instruments & Components—0.1%
5,540	[1]	Anixter International, Inc.	399,434
4,973		CDW Corp.	435,436

Principal Amount, Shares or Contracts			Value
		COMMON STOCKS—continued
		Electronic Equipment Instruments & Components—continued
20,430	[1]	TTM Technologies	$382,041
		TOTAL	1,216,911
		Equity Real Estate Investment Trusts (REITs)—0.1%
13,135		Gaming and Leisure Properties, Inc.	470,102
		Food Products—0.1%
13,685		B&G Foods, Inc., Class A	437,236
5,045	[1]	Post Holdings, Inc.	490,676
		TOTAL	927,912
		Gas Utilities—0.1%
20,351		Suburban Propane Partners LP	459,933
		Hotels Restaurants & Leisure—0.1%
11,920		Aramark	489,674
7,330	[1]	Eldorado Resorts, Inc.	352,206
		TOTAL	841,880
		Household Durables—0.1%
17,855		Newell Brands, Inc.	387,811
		Media—0.2%
14,855	[1]	Altice USA, Inc., Class A	266,201
30,955		Entercom Communication Corp.	242,997
15,185	[1]	Gray Television, Inc.	264,978
11,165		Sinclair Broadcast Group, Inc.	323,227
137,135	[1]	Urban One, Inc.	301,697
		TOTAL	1,399,100
		Metals & Mining—0.1%
14,495		Teck Resources Ltd., Class B	329,616
		Oil Gas & Consumable Fuels—0.1%
14,230		Enviva Partners, LP	455,360
11,360		Sunoco LP	307,742
23,830	[1]	WPX Energy, Inc.	454,438
		TOTAL	1,217,540
		Pharmaceuticals—0.1%
3,432	[1]	Mallinckrodt PLC	118,267
11,150	[1]	Prestige Consumer Healthcare, Inc.	429,275
		TOTAL	547,542
		Specialty Retail—0.1%
24,342	[1]	Party City Holdco, Inc.	373,650
		Technology Hardware Storage & Peripherals—0.1%
11,705	[1]	NCR Corp.	332,539
		Textiles Apparel & Luxury Goods—0.1%
21,210		Hanesbrands, Inc.	372,023
		TOTAL COMMON STOCKS (IDENTIFIED COST $13,443,521)	12,773,060
		PREFERRED STOCK—0.0%
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
40,000	[1,2,3]	Lehman Brothers Holdings, Pfd., Series D, 5.670% (IDENTIFIED COST $3,400)	400
		U.S. TREASURY—4.1%
$ 5,000,000		United States Treasury Note, 2.750%, 02/15/2028	4,950,013
12,173,160		U.S. Treasury Inflation-Protected Note, 0.625%, 04/15/2023	12,098,134

Principal Amount, Shares or Contracts		Value
	U.S. TREASURY—continued
$9,321,840	U.S. Treasury Inflation-Protected Note, 1.375%, 01/15/2020	$9,391,304
	TOTAL U.S. TREASURY (IDENTIFIED COST $26,549,085)	26,439,451
	PURCHASED CALL OPTIONS—0.1%
11,800,000	CITI EUR CALL/USD PUT, Notional Amount $11,800,000, Exercise Price $1.18, Expiration Date 9/21/2018	21,216
200	United States Treasury Bond Futures, Notional Amount $28,844,000, Exercise Price, $145.00, Expiration Date 10/26/2018	221,875
	TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $293,150)	243,091
	PURCHASED PUT OPTIONS—0.1%
10,000,000	Bank of America Merrill Lynch USD PUT/MXN CALL, Notional Amount $10,000,000, Exercise Price $18.25, Expiration Date 11/30/2018	63,120
10,000,000	Bank of America Merrill Lynch USD PUT/MXN CALL,Notional Amount $10,000,000, Exercise Price $18.75, Expiration Date 11/30/2018	132,090
10,000,000	Bank of New York USD PUT/CAD CALL, Notional Amount $10,000,000, Exercise Price $1.27, Expiration Date 11/15/2018	41,340
10,000,000	Bank of New York USD PUT/CAD CALL, Notional Amount $10,000,000, Exercise Price $1.30, Expiration Date 11/15/2018	121,860
750	United States Treasury Note 2-Year Futures, Notional Amount $158,520,000, Exercise Price, $105.50, Expiration Date 09/21/2018	35,157
	TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $400,785)	393,567
	INVESTMENT COMPANIES—86.8%
17,972,430	Emerging Markets Core Fund	168,581,391
12,181,428	Federated Mortgage Core Portfolio	116,454,451
5,054,450	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.09%[4]	5,055,461
42,630,875	High Yield Bond Portfolio	266,442,969
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $566,037,232)	556,534,272
	TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $650,616,716)	639,422,100
	OTHER ASSETS AND LIABILITIES - NET—0.2%[5]	1,583,398
	TOTAL NET ASSETS—100%	$641,005,498
At August 31, 2018, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
9/24/2018	Bank of America N.A.	1,173,940 AUD	$858,000	$(14,079)
9/24/2018	Bank of America N.A.	1,337,836 CAD	$1,024,000	$1,546
9/24/2018	Morgan Stanley Capital Services, Inc.	46,439,736 MXN	$2,410,000	$13,276
9/24/2018	Bank of America N.A.	23,487,830 NOK	$2,777,000	$25,924
9/24/2018	Bank of America N.A.	1,261,653 NZD	$835,000	$(297)
9/24/2018	Bank of America N.A.	23,635,548 SEK	$2,580,000	$8,256
Contracts Sold:
9/25/2018	Barclays Bank PLC Wholesale	301,044,375 JPY	$2,725,000	$11,835
NET UNREALIZED APPRECATION ON FOREIGN EXCHANGE CONTRACTS				$46,461
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $74,577 and $108,937 respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.

At August 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[1]United States Treasury Ultra Bond Long Futures	30	$4,779,375	December 2018	$(30,068)
[1]United States Treasury Notes 2-Year Short Futures	285	$60,237,422	December 2018	$(642)
[1]United States Treasury Notes 10-Year Short Futures	75	$9,019,922	December 2018	$(1,786)
[1]United States Treasury Notes 10-Year Ultra Short Futures	85	$10,883,984	December 2018	$22,387
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(10,109)
The average notional value of long and short futures contracts held by the Fund throughout the period was $10,001,370 and $34,454,110, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2018, the Fund had the following outstanding written options contracts:
Description	Contracts	Notional Amount	Expiration Date	Exercise Price	Value
[1]Bank of New York USD CALL/CAD PUT (Call Option)	10,000,000	$10,000,000	November 2018	$1.32	$(83,220)
[1]Morgan Stanley USD CALL/MXN PUT (Call Option)	10,000,000	$10,000,000	October 2018	$20.00	$(96,050)
[1]United States Treasury Bond Futures (Call Option)	400	$57,688,000	October 2018	$147.00	$(206,250)
[1]United States Treasury Note 2-Year Futures (Call Option)	750	$158,520,000	September 2018	$105.63	$(175,782)
[1]United States Treasury Note 5-Year Futures (Call Option)	300	$34,020,000	September 2018	$113.75	$(37,500)
[1]Credit Agricole USD PUT/CAD CALL (Put Option)	20,000,000	$20,000,000	November 2018	$1.29	$(147,100)
[1]United States Treasury Note 2-Year Futures (Put Option)	733	$154,926,880	September 2018	$105.63	$(91,625)
(PREMIUMS RECEIVED $1,034,692)					$(837,527)
The average market value of written put and call options held by the Fund throughout the period was $(631,533) and $(487,459), respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $284,884 and $228,870, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation/Depreciation on Foreign Exchange Contracts, Futures Contracts and Written Options Contracts are included in “Other Assets and Liabilities—Net”.

Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2018, were as follows:
Affiliates	Balance of Shares Held 11/30/2017	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 8/31/2018	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gains/(Loss)	Dividend/ interest Income	Gain Distributions Received
Emerging Markets Core Fund	19,312,042	921,953	(2,261,565)	17,972,430	$168,581,391	$(16,645,682)	$1,768,298	$7,854,073	$227,379
Federated Mortgage Core Portfolio	11,398,158	2,519,426	(1,736,156)	12,181,428	$116,454,451	$(2,281,382)	$ (117,136)	$2,464,396	$—
Federated Institutional Prime Value Obligations Fund, Institutional Shares	5,118,450	159,145,162	(159,209,162)	5,054,450	$5,055,461	$—	$ (391)	$79,479	$—
High Yield Bond Portfolio	49,995,827	4,162,564	(11,527,516)	42,630,875	$266,442,969	$(24,389,192)	$17,358,910	$13,208,411	$—
TOTAL OF AFFILIATED TRANSACTIONS	85,824,477	166,749,105	(174,734,399)	77,839,183	$556,534,272	$(43,316,256)	$19,009,681	$23,606,359	$227,379
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in a portfolio of Federated Core Trust (“Core Trust”), which is managed by the Federated Investment Management Company (the “Adviser”). Core Trust is an open-end management company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio (HYCORE), a portfolio of Core Trust, is to seek high current income. Income distributions from HYCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from HYCORE are declared and paid annually, and are recorded by the Fund as capital gains. The investment objective of Emerging Markets Core Fund (EMCOR), a portfolio of Core Trust, is to achieve a total return on its assets. EMCOR's secondary objective is to achieve a high level of income. Distributions of net investment income from EMCOR are declared daily and paid monthly. Capital gain distributions, if any, from EMCOR are declared and paid annually, and are recorded by the Fund as capital gains. Federated Investors Inc. (“Federated”) receives no advisory or administrative fees from HYCORE and EMCOR. Copies of the HYCORE and EMCOR financial statements are available on the EDGAR Database on the SEC's website or upon request from the Fund.
1	Non-income-producing security.
2	Issuer in default.
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Directors (the “Directors”).
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2018.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$28,067,131	$255,700	$28,322,831
Commercial Mortgage-Backed Securities	—	4,558,534	—	4,558,534
Collateralized Mortgage Obligations	—	10,156,894	—	10,156,894
U.S. Treasury	—	26,439,451	—	26,439,451
Equity Securities:
Common Stocks
Domestic	11,889,273	—	—	11,889,273
International	883,787	—	—	883,787
Preferred Stocks
Domestic	—	—	400[1]	400
Purchased Call Options	221,875	21,216	—	243,091
Purchased Put Options	35,157	358,410	—	393,567
Investment Companies[2]	5,055,461	—	—	556,534,272
TOTAL SECURITIES	$18,085,553	$69,601,636	$256,100	$639,422,100
Other Financial Instruments
Assets
Foreign Exchange Contracts	$—	$60,837	$—	$60,837
Futures Contracts	22,387	—	—	22,387
Written Options Contracts	—	—	—	—
Liabilities
Foreign Exchange Contracts	—	(14,376)	—	(14,376)
Futures Contracts	(32,496)	—	—	(32,496)
Written Options Contracts	(511,157)	(326,370)	—	(837,527)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(521,266)	$(279,909)	$—	$(801,175)
1	Shares were exchanged in conjunction with a corporate action for shares of another security whose fair value is determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable.
2	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $ 551,478,811 are measured at fair value using the net asset value (NAV), per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Emerging Markets Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request.
The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
BKNT	—Bank Notes
CAD	—Canadian Dollar
EUR	—Euro Currency
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
JPY	—Japanese Yen
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
REIT(s)	—Real Estate Investment Trust
SEK	—Swedish Krona
USD	—United States Dollar

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Fixed Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 24, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2018